Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 7,302
Currency translation differences	916	¥ (378)	¥ (1,286)
At end of the year	3,168	7,302
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	7,302	9,771
Disposals	0	(163)
Fair value change	(4,517)	(2,128)
Currency translation differences	383	(178)
At end of the year	¥ 3,168	¥ 7,302	¥ 9,771